Cash - Schedule of Cash on Hand (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash - Schedule of Cash on Hand (Details) [Line Items]
Total	$ 26,914	$ 26,712
RMB [Member]
Cash - Schedule of Cash on Hand (Details) [Line Items]
Total	23,706	21,731
HKD [Member]
Cash - Schedule of Cash on Hand (Details) [Line Items]
Total	235	263
USD [Member]
Cash - Schedule of Cash on Hand (Details) [Line Items]
Total	2,972	4,718
SGD [Member]
Cash - Schedule of Cash on Hand (Details) [Line Items]
Total	$ 1	$ 0